6. PROPERTY PLANT & EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payments to Acquire Property, Plant, and Equipment	$ 398,475	$ 2,120
Foreign exchange loss	11,734	985
Adjustments for unrealised foreign exchange losses (gains)	3,157	$ (301)
Computer Equipment
Payments to Acquire Property, Plant, and Equipment	21,269
Furniture and Fixtures
Payments to Acquire Property, Plant, and Equipment	4,146
Leasehold Improvements
Payments to Acquire Property, Plant, and Equipment	59,410
Vehicles
Payments to Acquire Property, Plant, and Equipment	291,911
Office Equipment
Payments to Acquire Property, Plant, and Equipment	$ 169,385